Dividends of ordinary shares and cumulative distribution of other equity instruments (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Proposed cash dividend per share	¥ 0		¥ 0.18	¥ 0.135
Total cash dividend			¥ 2,826,000	¥ 2,119,000
Net profit/(loss)		¥ (13,190,889)	2,610,563	1,108,205
Cumulative distribution of other equity instruments		2,139,222	1,436,117	617,662
Other equity instruments.
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Net profit/(loss)		2,137,420	1,770,469	685,922
Cumulative distribution of other equity instruments		¥ 2,139,222	¥ 1,436,117	¥ 617,662